LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
LAND USE RIGHTS, NET
Land use rights, cost	¥ 15,767		¥ 6,631		$ 2,475
Less: Accumulated depreciation	(1,610)		(2,035)		(253)
Land use rights, net	8,857		4,596		1,390
Land use rights
LAND USE RIGHTS, NET
Land use rights, cost	1,388		1,388		218
Less: Accumulated depreciation	(250)		(222)		(39)
Land use rights, net	1,138		1,166		$ 179
Amortization expense	¥ 28	$ 4	¥ 28	¥ 28